SHAREHOLDERS' EQUITY (Schedule of stock option exercise prices) (Details)	12 Months Ended				12 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CAD	Feb. 28, 2014 $1.21 to $1.44 [Member] CAD	Feb. 28, 2014 $1.21 to $1.44 [Member] USD ($)	Feb. 28, 2014 $1.45 to $2.07 [Member] CAD	Feb. 28, 2014 $1.45 to $2.07 [Member] USD ($)	Feb. 28, 2014 $2.08 to $2.16 [Member] USD ($)	Feb. 28, 2014 $2.17 to $2.49 [Member] USD ($)	Feb. 28, 2014 $2.50 to $3.16 [Member] USD ($)	Feb. 28, 2014 $3.17 to $6.24 [Member] USD ($)	Feb. 28, 2014 $6.25 to $6.66 [Member] USD ($)	Feb. 28, 2014 $6.67 to $7.00 [Member] USD ($)	Feb. 28, 2014 $7.01 to $13.33 [Member] USD ($)	Feb. 28, 2014 $7.01 to $13.33 [Member] CAD
Exercise Price
Exercise Price, Low			1.21		1.45		$ 2.08	$ 2.17	$ 2.50	$ 3.17	$ 6.25	$ 6.67	$ 7.01
Exercise Price, High			1.44		2.07		$ 2.16	$ 2.49	$ 3.16	$ 6.24	$ 6.66	$ 7.00	$ 13.33
Options Outstanding
Quantity of Options	3,173,321	3,173,321		528,600		418,950	108,000	652,250	507,070	307,436	33,500	369,715	247,800
Weighted Average Remaining Contractual Life (yrs)	3 years 4 months 24 days	3 years 4 months 24 days	4 years 8 months 19 days		4 years 7 months 6 days		3 years 9 months	4 years 2 months 9 days	3 years 4 months 24 days	1 year 3 months 26 days	5 months 9 days	2 years 2 months 12 days	1 year 26 days
Weighted Average Exercise Price	$ 3.71			$ 1.21		$ 2.05	$ 2.08	$ 2.24	$ 2.93	$ 5.76	$ 6.44	$ 6.77	$ 10.52
Options Exercisable
Quantity of Options	1,027,313	1,027,313				1,500	33,726		190,443	276,738	33,370	253,686	237,850
Weighted Average Remaining Contractual Life	1 year 10 months 21 days	1 year 10 months 21 days			29 days		3 years 9 months		3 years 4 months 10 days	1 year 3 months 7 days	5 months 9 days	2 years 2 months 12 days	1 year 22 days
Weighted Average Exercise Price		6.51		$ 0.00		$ 1.94	$ 2.08	$ 0.00	$ 2.94	$ 5.79	$ 6.44	$ 6.77		10.60